Quarterly portfolio holdings
John Hancock
Infrastructure Fund
Alternative
July 31, 2025
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Fund’s investments

As of 7-31-25 (unaudited)
	Shares	Value
Common stocks 97.2%		$628,865,135
(Cost $477,245,837)
Brazil 3.4%		21,975,157
Cia de Saneamento Basico do Estado de Sao Paulo	1,136,100	21,975,157
Canada 3.0%		19,441,233
Canadian National Railway Company	136,601	12,755,079
Pembina Pipeline Corp.	179,890	6,686,154
China 2.4%		15,280,456
ENN Energy Holdings, Ltd.	1,874,899	15,280,456
France 7.9%		51,339,750
Engie SA	1,169,190	26,281,304
Vinci SA	180,395	25,058,446
Germany 5.0%		32,262,442
E.ON SE	1,560,722	28,472,618
RWE AG	92,378	3,789,824
Hong Kong 2.2%		14,514,077
CK Hutchison Holdings, Ltd.	2,229,847	14,514,077
Italy 4.7%		30,299,086
Enel SpA	2,233,826	19,698,513
Italgas SpA (A)	1,277,583	10,600,573
Japan 7.7%		49,878,694
NTT, Inc.	15,916,675	16,073,636
Osaka Gas Company, Ltd.	765,266	19,362,248
The Kansai Electric Power Company, Inc.	1,202,922	14,442,810
Singapore 3.2%		20,929,850
Singapore Telecommunications, Ltd.	7,023,093	20,929,850
South Korea 2.9%		18,757,442
KT Corp.	237,995	9,443,612
SK Telecom Company, Ltd.	230,589	9,313,830
Spain 5.6%		36,239,964
Aena SME SA (B)	735,454	19,804,385
Iberdrola SA (A)	935,098	16,435,579
United Kingdom 4.5%		29,178,033
National Grid PLC	1,672,128	23,496,858
SSE PLC	231,769	5,681,175
United States 44.7%		288,768,951
American Electric Power Company, Inc.	196,250	22,203,725
American Tower Corp.	82,384	17,168,002
Atmos Energy Corp.	140,259	21,869,183
Berkshire Hathaway, Inc., Class B (C)	37,266	17,585,080
Cheniere Energy, Inc.	63,701	15,025,792
Dominion Energy, Inc.	372,016	21,744,335
Duke Energy Corp.	135,773	16,515,428
Exelon Corp.	398,682	17,916,769
ONE Gas, Inc.	176,129	12,804,578
ONEOK, Inc.	189,516	15,561,159
PPL Corp.	484,121	17,278,278
Sempra	294,577	24,061,049
Targa Resources Corp.	124,429	20,706,230
The Williams Companies, Inc.	443,675	26,598,316
2	JOHN HANCOCK INFRASTRUCTURE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United States (continued)
WEC Energy Group, Inc.	199,221	$21,731,027

	Yield (%)	Shares	Value
Short-term investments 2.7%			$17,300,158
(Cost $17,300,151)
Short-term funds 0.1%			500,158
John Hancock Collateral Trust (D)	4.2650(E)	50,006	500,158

	Par value^	Value
Repurchase agreement 2.6%		16,800,000

Royal Bank of Scotland Tri-Party Repurchase Agreement dated 7-31-25 at 4.360% to be repurchased at $16,802,035 on 8-1-25, collateralized by $17,056,200 U.S. Treasury Notes, 4.125% due 7-31-31 (valued at $17,136,057)	16,800,000	16,800,000

Total investments (Cost $494,545,988) 99.9%	$646,165,293
Other assets and liabilities, net 0.1%	337,554
Total net assets 100.0%	$646,502,847

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	All or a portion of this security is on loan as of 7-31-25. The value of securities on loan amounted to $476,058.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Non-income producing security.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 7-31-25.
The fund had the following sector composition as a percentage of net assets on 7-31-25:
Utilities	59.0%
Energy	13.0%
Industrials	11.2%
Communication services	8.6%
Real estate	2.7%
Financials	2.7%
Short-term investments and other	2.8%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INFRASTRUCTURE FUND | QUARTERLY REPORT	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2025, by major security category or type:
	Total value at 7-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Brazil	$21,975,157	$21,975,157	—	—
Canada	19,441,233	19,441,233	—	—
China	15,280,456	—	$15,280,456	—
France	51,339,750	—	51,339,750	—
Germany	32,262,442	—	32,262,442	—
Hong Kong	14,514,077	—	14,514,077	—
Italy	30,299,086	—	30,299,086	—
Japan	49,878,694	—	49,878,694	—
Singapore	20,929,850	—	20,929,850	—
South Korea	18,757,442	—	18,757,442	—
Spain	36,239,964	—	36,239,964	—
United Kingdom	29,178,033	—	29,178,033	—
United States	288,768,951	288,768,951	—	—
Short-term investments	17,300,158	500,158	16,800,000	—
Total investments in securities	$646,165,293	$330,685,499	$315,479,794	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	50,006	—	$141,279,980	$(140,778,049)	$(1,780)	$7	$42,661	—	$500,158
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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